GRAPHIC OMITTED  MERRIMAN
                 INVESTMENT TRUST


            MERRIMAN
                              HIGH YIELD BOND FUND


            MERRIMAN                                  INVESTMENT MANAGER
     GROWTH & INCOME FUND                             Merriman Investment
                                                      Management Company
                                                 1200 Westlake Ave N, Suite 700
           MERRIMAN                                     Seattle, WA  98109
    LEVERAGED GROWTH FUND
                                                         Custodian and
                                                         Transfer Agent
                                                 US Bancorp Fund Services, LLC
      SEMI-ANNUAL REPORT                                  PO Box 701
                                                      Milwaukee, WI  53201
         PERIOD ENDED                                   1-800-224-4743
        March 31, 2003
                                                          FUND COUNSEL
   Merriman Investment Trust                          Sullivan & Worcester
1200 Westlake Ave N, Suite 700                        Boston, Massachusetts
       Seattle, WA 98109
        1-800-423-4893
        1-206-285-8877
    www.merrimanfunds.com




                               OFFICERS & TRUSTEES

                     Paul A. Merriman, President and Trustee

                  William L. Notaro, Executive Vice President,
                        Secretary, Treasurer, and Trustee

                            David A. Ederer, Trustee

                             Ben W. Reppond, Trustee

                             Donald E. West, Trustee

GRAPHIC OMITTED   MERRIMAN INVESTMENT TRUST

Dear Fellow Shareholder:

In the first six months of our current fiscal year, which will end September 30, 2003, the U.S. stock market rallied sharply, then fell back as the most severe bear market in a generation was prolonged by the outbreak of war in Iraq. Foreign stock markets were rocked by international tensions and a lingering worldwide recession.

Two of the three Merriman Mutual Funds sustained losses in this period, while the third appreciated strongly. The performance of each fund is discussed in detail later in this letter. Here's a summary of the first-half results:

     * Merriman High Yield Bond Fund:     Up 7.0 percent
     * Merriman Growth & Income Fund:     Down 5.3 percent
     * Merriman Leveraged Growth Fund:    Down 11.0 percent

For perspective, in this six-month period the Nasdaq was up 14.5 percent, the Standard & Poor's 500 Index climbed 4.1 percent and the Morgan Stanley EAFE Index, a broad measure of international stocks, fell 3.2 percent.

The bulk of the six-month gains for the domestic stock market came in October and November of 2002, the first quarter of our current fiscal year. Our equity funds underperformed the broad market averages in part because our market timing systems had a difficult time coping with the volatility of the market.

We do not use broad market averages as a benchmark for our funds. To calculate the appropriate benchmarks for our finds, we use Morningstar's mutual fund averages. In the six months from September 30, 2002 through March 31, 2003, the average U.S. equity fund was up 2.3 percent, the average international equity fund was down 2.2 percent, and the average high-yield bond fund was up 11.6 percent. Those figures are all without timing.

COMMENTARY ON THE STOCK MARKET

As this is being in written in April, the stock market seems to be headed upward. Whether this is the start of the long-awaited recovery or just another temporary rally in a bear market remains to be seen.

The short-term movements of the market usually defy any convincing explanation. Predicting them accurately is impossible. That is why we rely on mechanical timing systems to identify existing upward and downward trends that are likely to persist long enough that investors can reasonably attempt to take advantage of rising markets and reasonably attempt to protect themselves from falling markets.

I am not an economist, and I understand the futility of trying to accurately predict short term trends. Nevertheless, here are some of my thoughts on the outlook, from the vantage point of the spring of 2003. I think it's likely the economy and the stock market will continue to be sluggish for awhile. One thing that is good for the economy is spending. A lot of spending has been put on hold for the past few years. Businesses have suffered falling demand for their products and services, giving them fewer resources to invest in new plant and equipment. Individuals have lost money in the markets, while hundreds of thousands of households have had to struggle with breadwinners who have been laid off.

Sometime later this year I believe economic expansion will somehow get the necessary traction to start moving once again. I think this will happen when people begin feeling more confident about the future. That confidence might be sparked by corporate profits that are better than expected, by the absence of new layoffs and new corporate scandals, and by any signs of resolution to the international concerns that have been hanging over the market for some time.

As you think about these things and how they might affect your own situation, please remember that the future rarely unfolds as it is expected to. One year from now, much of what is being written today will inevitably seem naive and ignorant. Still, I think we are likely to see a more favorable investment climate later this year. If you share that belief, I hope you realize that major market rallies usually start without warning. The greatest benefit of those rallies go to investors who commit themselves to equities beforehand, when the outlook is quite uncertain.

Successful investing is never easy, because the future is not known and cannot be known. But experience has shown the benefits of a long-term outlook combined with a sound discipline. This is the approach we take at the Merriman Mutual Funds, where we invest our money alongside yours. We appreciate your support, and we look forward to more productive times ahead.

OUR FUNDS

The Merriman High Yield Bond Fund invests in U.S. high-yield bond funds that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

In the six months ending March 31, 2003, according to Morningstar, the average of U.S. high-yield bond funds was up 11.6 percent. The Fund gained 7.0 percent. According to Morningstar, the Fund was only 41 percent as volatile over the past five years as an average of high-yield bond funds.

The Merriman Growth and Income Fund invests primarily in growth-and-income funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

In the six months ending March 31, 2003, the fund had a loss of 5.3 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) was up 0.7 percent. Morningstar data indicate the Fund's volatility over the past five years was only 39 percent of the volatility of a similar mix of domestic and international funds.

The Merriman Leveraged Growth Fund's defensive strategy uses market timing systems and maintains, when fully invested, a balance of U.S. and international equity funds similar to that of the Growth & Income Fund. During rising markets, the Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gains.

In the six months ending March 31, 2003, according to Morningstar, the Fund lost
11.0 percent, compared with a gain of 0.7 percent for a similar mix of domestic and international equity funds held without timing or leverage. The Fund's volatility over the past five years was only 70 percent of the volatility of a similar mix of domestic and international funds.

IN SUMMARY

The future remains unknown, but the diversification and mechanical timing tools that we use will continue to help investors participate in market gains and limiting risk. By investing in the Merriman Mutual Funds, you have put your trust in us. We never forget our duty to live up to that trust. We will continue to do our best to see that your confidence in us is rewarded.

Sincerely,


SIGNATURE OMITTED


Paul A. Merriman
President

                          Merriman High Yield Bond Fund
                            Portfolio of Investments
                                 March 31, 2003
                                   (Unaudited)


                                                                    MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                           ---------
              DOMESTIC BOND FUNDS:  94.88%
              ----------------------------
    55,710    AIM High Yield Fund 'A' . ..........................   $  214,485
    34,720    AIM High Yield II Fund 'A' .........................      192,002
    57,911    Columbia High Yield Fund 'Z' .......................      493,404
    28,944    Federated High Income Bond Fund 'Z' ................      211,288
    38,314    Federated High Yield Trust .........................      211,111
    30,349    Fidelity Advisor High Yield Fund 'T' ...............      242,489
    29,412    Goldman Sachs High Yield Fund 'A' ..................      204,706
     1,000    High Income Opportunity Fund .......................        6,950
    24,314    ING High Yield Bond Fund 'A' .......................      201,322
    28,267    ING High Yield Opportunity Fund 'A' ................      188,261
    50,891    Liberty High Yield Bond Fund 'A' ...................      210,178
    19,978    Neuberger Berman High Yield Bond Fund ..............      178,801
    24,783    Oppenheimer Champion Income Fund 'A' ...............      210,905
    24,876    Oppenheimer High Yield Fund 'A' ....................      212,438
    28,818    Salomon Brothers High Yield Bond Fund 'A' ..........      217,003
    48,544    Value Line Aggressive Income Trust .................      216,504
                                                                        -------
              Total Domestic Bond Funds
              (Cost $3,238,216) ..................................    3,411,847
                                                                      ---------


 PRINCIPAL
   AMOUNT
   ------
             SHORT-TERM DEMAND NOTES:  6.25%
             -------------------------------
   $41,400   American Family Demand Note
             0.9512% 04/01/2003...................................       41,400
   183,250   US Bancorp Demand Note
             1.0588%, 04/01/2003..................................      183,250
                                                                        -------
             Total Short-Term Demand Notes
             (Cost $224,650)......................................      224,650
                                                                        -------
             Total Investment in Securities
             (Cost $3,462,866) (a)........................  101.13%   3,636,497

             Liabilities in Excess
              of Other Assets.............................. (1.13)%     (40,739)
                                                            -----       -------

             NET ASSETS.....................................100.00% $ 3,595,758
                                                           =======  ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation........................  $   174,830
             Gross unrealized depreciation........................       (1,199)
                                                                         ------
             Net unrealized appreciation..........................     $173,631
                                                                       ========

                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                                 March 31, 2003
                                   (Unaudited)


                                                                    MARKET VALUE
    SHARES                                                            (NOTE 2A)
    ------                                                            ---------
              DOMESTIC EQUITY FUNDS:  34.68%
              ------------------------------
   72,247     AIM Mid Cap Growth Fund A...........................   $  474,665
   33,034     Columbia Special Fund Z ............................      480,652
   81,463     Invesco Growth and Income Fund .....................      469,224
   19,823     Janus Growth and Income Fund .......................      452,948
   36,069     Safeco Equity Fund .................................      468,901
   33,126     Scudder Development Fund S .........................      468,731
   35,143     Value Line Fund ....................................      476,891
                                                                        -------
              Total Domestic Equity Funds
              (Cost $3,337,256) ..................................    3,292,012
                                                                      ---------

              MONEY MARKET FUNDS:  63.32%
              ---------------------------
   58,304     AIM Cash Reserves Fund .............................       58,304
  160,000     Am Cent Govt Agency Money Mkt Fund .................      160,000
  483,222     Am Century Prime Money Market Fund .................      483,222
    5,849     Columbia Daily Income Fund .........................        5,849
  484,857     Federated Money Market Trust .......................      484,857
  378,556     Federated Treasury Obligation Fund .................      378,556
   69,000     Fidelity Beacon Tax Exempt Fund ....................       69,000
  484,304     Fidelity Cash Reserves Fund ........................      484,304
  484,321     Fidelity US Govt Money Market Fund .................      484,321
   86,000     ING MM Classic Fund Class A ........................       86,000
  483,973     ING Money Market Fund A ............................      483,973
    5,485     INVESCO Cash Reserves ..............................        5,485
   45,008     INVESCO US Gov't Money Fund ........................       45,008
  508,530     Liberty Money Market Fund ..........................      508,530
  420,061     Liberty Muni Money Market Fund Z ...................      420,061
  469,473     Neuberger Berman Cash Reserves Fund ................      469,473
  498,023     Rydex US Gov't Money Market Fund ...................      498,023
    5,120     SAFECO Money Market Fund ...........................        5,120
   20,000     SAFECO Tax-Free Money Market Fund ..................       20,000
  487,126     Scudder Cash Investment Trust S ....................      487,126
   17,198     Scudder US Treas Money Mkt Fund S ..................       17,198
  278,703     USAA Money Market Fund .............................      278,703
    5,252     Value Line Cash Fund ...............................        5,252
   73,000     Value Line Tax Exempt Fund .........................       73,000
                                                                         ------

              Total Money Market Funds
              (Cost $6,011,365) ..................................    6,011,365
                                                                      ---------


 PRINCIPAL
    AMOUNT
              SHORT-TERM DEMAND NOTES: 2.09%
              ------------------------------
$ 198,300     US Bancorp Demand Note
              1.0588%, 04/01/2003.................................      198,300
                                                                        -------
              Total Short-Term Demand Notes
              (Cost $198,300).....................................      198,300
                                                                        -------
              Total Investment in Securities
              (Cost $9,546,921) (a) ..........................100.09% 9,501,677

              Liabilities in Excess
               of Other Assets................................(0.09)%    (8,824)
                                                              -----      ------

              NET ASSETS.....................................100.00% $9,492,853
                                                            =======  ==========

(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

              Gross unrealized appreciation.......................   $    1,652
              Gross unrealized depreciation--                           (46,896)
                                                                        -------
              Net unrealized depreciation----                        $  (45,244)
                                                                     ==========
                  See Accompany Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                                 March 31, 2003
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                           ---------
              DOMESTIC EQUITY FUNDS:  55.92%
              ------------------------------
   40,359     American Century Real Estate Fund ..................   $  638,879
   37,506     Columbia Growth Fund S .............................      772,997
   54,000     Columbia Special Fund S ............................      785,700
   42,415     Federated Growth Strategies Fund A .................      773,222
   14,304     Fidelity Growth Company ............................      505,084
   21,911     Fidelity Select Electronics Fund ...................      539,889
   12,994     Fidelity Select Leisure Fund .......................      649,434
   15,153     Fidelity Select Medical Delivery Fund ..............      674,749
   90,682     Goldman Sachs Core Lg Cap Growth Fund A ............      774,424
   78,492     Goldman Sachs Core Lg Cap Value Fund A .............      624,796
   72,166     INVESCO Program Dynamics Fund ......................      762,794
   34,091     Scudder Large Company Growth Fund S ................      612,273
   43,448     Scudder Development Fund S .........................      614,793
                                                                        -------
              Total Domestic Equity Funds
              (Cost $8,874,640) ..................................    8,729,034
                                                                      ---------

              MONEY MARKET FUNDS: 36.99%
              --------------------------
  160,565     American Century Prime Money Mkt Fund...............      160,565
   75,000     American Century Gov't Agency MM Fund...............       75,000
   60,915     Columbia Daily Income Fund..........................       60,915
  566,517     Dreyfus Founders Money Market Fund..................      566,517
   57,000     Federated US Treasury Obligation Fund...............       57,000
1,740,614     Fidelity Cash Reserves Fund.........................    1,740,614
   36,000     Goldman Sachs Tax Exempt Money Fund A...............       36,000
    7,365     INVESCO Cash Reserves Fund..........................        7,365
   28,004     INVESCO US Gov't Money Fund.........................       28,004
  638,252     Liberty Money Market Fund Z.........................      638,252
  786,848     Robertson Stephens Money Market Fund................      786,848
  652,825     Rydex US Govt Money Market Fund.....................      652,825
  717,672     Scudder Cash Investment Trust S.....................      717,672
   85,866     Scudder Tax Free Money Market Fund S................       85,866
  160,125     Scudder US Treasury Money Market Fund S.............      160,125
                                                                        -------
              Total Money Market Funds
              (Cost $5,773,568)...................................    5,773,568
                                                                      ---------


 PRINCIPAL
   AMOUNT
   ------
              SHORT-TERM DEMAND NOTES:  7.10%
              -------------------------------
$  325,900    American Family Demand Note
              0.9512%, 04/01/2003.................................      325,900
   783,100    US Bancorp Demand Note
              1.0588%, 04/01/2003.................................      783,100
                                                                        -------
              Total Short-Term Demand Notes
              (Cost $1,109,000)...................................    1,109,000
                                                                      ---------

              Total Investment in Securities
              (Cost $15,757,208) (a)......................100.01%    15,611,602

              Liabilities in Excess
               of Other Assets............................ (0.1)%        (1,206)
                                                           ----          ------
              NET ASSETS..................................100.00%  $ 15,610,396
                                                         =======   ============


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

             Gross unrealized appreciation........................    $  24,677
             Gross unrealized depreciation........................     (170,283)
                                                                       --------
             Net unrealized depreciation..........................    $(145,606)
                                                                      =========

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 March 31, 2003
                                   (Unaudited)


                                                                       MERRIMAN      MERRIMAN
                                                          MERRIMAN     GROWTH &      LEVERAGED
                                                      HIGH YIELD BOND   INCOME        GROWTH
                                                            FUND         FUND          FUND
                                                            ----         ----          ----
ASSETS
   Investments in securities, at market value
     (identified cost $3,462,866, $9,546,921 and
      $15,757,208, respectively) (Note 2)                $3,636,497   $9,501,677   $ 15,611,602
   Cash                                                           -            -           19
   Dividends and interest receivable                         22,837        8,390       13,071
   Prepaid expenses                                               -            -        1,054
                                                              -----        -----        -----
      Total assets                                        3,659,334    9,510,067   15,625,746
                                                          ---------    ---------   ----------

LIABILITIES
   Cash Overdraft                                                30           47            -
   Distribution to Shareholders                              57,057            -            -
   Accrued management fees                                    1,125        9,851       15,350
   Other accrued expenses                                     5,364        7,316            -
                                                              -----        -----        -----
     Total liabilities                                       63,576       17,214       15,350
                                                             ------       ------       ------
NET ASSETS
   (Applicable to 393,496,  1,426,155, and 2,328,786
   shares of beneficial interest with no par value,
   unlimited number of shares authorized)                $3,595,758   $9,492,853   $15,610,396
                                                         ==========   ==========   ===========

PRICING OF SHARES
   Net asset value, offering and redemption price per share
   $ 3,595,758 /    393,496 shares                       $     9.14
                                                         ==========
   $ 9,492,853 / 1,426,155 shares                                     $     6.66
                                                                      ==========
   $15,610,396 / 2,328,786 shares                                                   $     6.70
                                                                                    ==========


NET ASSETS
   At March 31, 2003, net assets consisted of:
     Paid-in capital                                     $4,239,597  $12,137,807   $23,469,696
     Undistributed net investment income (loss)                 300      (39,318)     (120,159)
     Accumulated net realized loss                         (817,770)  (2,560,392)   (7,593,535)
     Unrealized appreciation (depreciation) on investments  173,631      (45,244)     (145,606)
                                                            -------      -------      --------
                                                         $3,595,758   $9,492,853   $15,610,396
                                                         ==========   ==========   ===========


                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     For the Six Months Ended March 31, 2003
                                   (Unaudited)


                                                                                   MERRIMAN      MERRIMAN
                                                                      MERRIMAN     GROWTH &      LEVERAGED
                                                                   HIGH YIELD BOND  INCOME        GROWTH
                                                                         FUND         FUND          FUND
                                                                         ----         ----          ----
INVESTMENT INCOME
   Interest                                                          $    1,556   $    2,707   $    4,758
   Dividends                                                            109,544       58,687       94,181
                                                                        -------       ------       ------
     Total investment income                                            111,100       61,394       98,939
                                                                        -------       ------       ------

EXPENSES
   Management fees (Note 3)                                              19,086       63,038      108,490
   Accounting services                                                    7,535       16,526       30,035
   Custodian fees                                                         2,003        2,421        4,059
   Transfer agent fees                                                    4,987        4,696       10,100
   Interest expense (Note 4)                                                  -            -       45,836
   Professional services                                                  2,366        8,050       14,409
   Registration fees                                                      1,355        1,929        2,812
   Insurance and other                                                    1,752        4,705        5,728
   Printing                                                                 404          745        1,110
   Trustees fees                                                            348          872        1,556
                                                                            ---          ---        -----

   Expenses before reimbursement                                         39,836      102,982      224,135
                                                                         ------      -------      -------
   Reimbursement by advisor (Note 3)                                     11,207        2,270        5,037
                                                                         ------        -----        -----
   Total expenses                                                        28,629      100,712      219,098
                                                                         ------      -------      -------
    Net investment income (loss)                                         82,471      (39,318)    (120,159)
                                                                         ------      -------     --------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from security transactions                   15,348     (608,189)  (2,025,119)
   Capital  gain distributions from  regulated  investment companies          -            -        5,919
   Net  increase in unrealized appreciation/
     depreciation  of investments                                       157,630      100,049      153,234
                                                                        -------      -------      -------
   Net realized and unrealized gain (loss) on investments               172,978     (508,140)  (1,865,966)
                                                                        -------     --------   ----------
   Net increase (decrease) in net assets resulting from
    operations                                                       $  255,449   $ (547,458) $(1,986,125)
                                                                     ==========   ==========  ===========


                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        MERRIMAN HIGH YIELD                 MERRIMAN GROWTH &
                                                                            BOND FUND                         INCOME FUND
                                                                        -------------------                 -----------------


                                                                    SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                                     MARCH 31, 2003   SEPTEMBER 30,   MARCH 31, 2003   SEPTEMBER 30,
                                                                       (UNAUDITED)        2002          (UNAUDITED)        2002
                                                                       -----------        ----          -----------        ----
Operations:
   Net investment income (loss)                                       $   82,471        $ 111,681       $  (39,318)     $  (65,308)
   Net realized gain (loss) on investments                                15,348         (238,426)        (608,189)       (347,211)
   Capital gain distributions from regulated investment
     companies                                                                 -                -                -          15,687
   Net  increase (decrease) in unrealized appreciation/depreciation
     on investments                                                      157,630           16,001          100,049        (145,293)
                                                                         -------           ------          -------        --------
   Net increase (decrease) in net assets resulting from operations       255,449         (110,744)        (547,458)       (542,125)

Distributions to shareholders:
   Distributions from net realized gain on investments                         -                -                -               -
   Distributions from net investment income                              (84,956)        (109,668)               -         (45,748)

Capital share transactions:
   Decrease in net assets resulting from capital
     share transactions (Note 5)                                        (722,833)      (1,526,114)        (612,281)     (1,614,358)
                              -                                         --------       ----------         --------      ----------
   Total decrease                                                       (552,340)      (1,746,526)      (1,159,739)     (2,202,231)

Net assets
   Beginning of period                                                 4,148,098        5,894,624       10,652,592      12,854,823
                                                                       ---------        ---------       ----------      ----------
   End of period*                                                     $3,595,758       $4,148,098       $9,492,853    $ 10,652,592
                                                                      ==========       ==========       ==========    ============

* Including undistributed net investment income (loss) of:            $      300        $   2,785       $  (39,318)   $          -
                                                                      ==========        =========       ==========    ============


                                                                          MERRIMAN LEVERAGED
                                                                              GROWTH FUND
                                                                              -----------
                                                                     SIX MONTHS ENDED   YEAR ENDED
                                                                     MARCH 31, 2003   SEPTEMBER 30,

(UNAUDITED) 2002
                                                                       -----------        ----
OPERATIONS:
   Net investment loss                                                $ (120,159)      $ (198,335)
   Net realized loss on investments                                   (2,025,119)        (755,466)
   Capital gain distributions from regulated investment
     companies                                                             5,919           61,775
   Net increase (decrease) in unrealized appreciation/
     depreciation on investments                                         153,234         (320,012)
                                                                         -------         --------
   Net decrease in net assets resulting from operations               (1,986,125)      (1,212,038)

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments                         -                -
   Distributions from net investment income                                    -         (192,037)

CAPITAL SHARE TRANSACTIONS:
   Decrease in net assets resulting from capital share
      transactions (Note 5)                                           (1,368,258)      (2,089,612)
                         -                                            ----------       ----------
   Total decrease                                                     (3,354,383)      (3,493,687)

NET ASSETS
   Beginning of period                                                18,964,779       22,458,466
                                                                      ----------       ----------
   End of period*                                                    $15,610,396     $ 18,964,779
                                                                     ===========     ============

* Including undistributed net investment loss of:                    $  (120,159)    $          -
                                                                     ===========     ============


                 See Accompaning Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                             STATEMENT OF CASH FLOWS



                                                                       SIX MONTHS ENDED             YEAR ENDED
                                                                        MARCH 31, 2003             SEPTEMBER 30,

(UNAUDITED) 2002
                                                                          -----------                  ----
Cash flows from operating activities:
   Dividends and interest received                                       $  111,556                 $  284,445
   Operating expenses paid                                                 (238,999)                  (464,940)
   Net (purchases) sales of short-term investments                        8,657,808                  5,404,631
   Purchases of portfolio securities                                    (37,186,598)               (61,197,964)
   Proceeds from sales of portfolio securities                           30,018,593                 58,193,700
   Long-term capital gain distributions received                              5,919                     61,775
                                                                              -----                     ------
      Net cash provided by operating activities                           1,368,279                  2,281,647
                                                                          ---------                  ---------
Cash flows from financing activities:
   Proceeds from capital shares sold                                      2,901,662                  7,506,679
   Payments on capital shares redeemed                                   (4,269,920)                (9,785,131)
   Cash dividends paid                                                            -                     (3,197)
                                                                            -------                     ------
   Net cash used for financing activities                                (1,368,258)                (2,281,649)
                                                                         ----------                 ----------
   Net change in cash                                                            21                         (2)
   Cash at beginning of period                                                   (2)                         -

   Cash at end of period                                                 $       19                 $       (2)
                                                                         ==========                 ==========
Reconciliation of net increase in net assets resulting from operations to net cash used for operating activities:
   Net decrease in net assets resulting from operations                 $(1,986,125)             $  (1,212,038)
                                                                        -----------              -------------
   Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
   (Increase) decrease in investment securities                           3,066,934                  3,753,312
   (Increase) decrease in dividends and interest receivable                  12,617                     20,418
   (Increase) decrease in receivable for capital stock sold                 292,298                   (292,298)
   (Increase) decrease in prepaid expenses                                    3,528                     17,774
   Increase (decrease) in accrued management fees                            (3,327)                    (1,173)
   Increase (decrease) in other accrued expenses                            (17,574)                    (1,405)
   Increase (decrease) in payable for fund shares redeemed                      (72)                    (2,943)
                                                                                ---                     ------

   Total Adjustments                                                      3,354,404                  3,493,685
                                                                          ---------                  ---------

     Net cash provided by operating activities                           $1,368,279                 $2,281,647
                                                                         ==========                 ==========


     Non-cash financing activities included herein consist of:

     (A) Reinvestment of distributions to shareholders of $188,840 for the year ended September 30, 2002.


                 See Accompanying Notes to Financial Statements

                              MERRIMAN MUTUAL FUNDS
                              FINANCIAL HIGHLIGHTS

                              HIGH YIELD BOND FUND
                 (for a share outstanding throughout the period)
                            Year Ended September 30,

                                          2003(a)        2002         2001         2000        1999         1998
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of year       $  8.74      $  9.12      $  9.79      $  9.96     $ 10.15      $ 10.74
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income (loss)            (0.01)        0.20         0.58         0.43        0.46         0.63
   Net gains or losses on securities
     (realized and unrealized)              0.62        (0.39)       (0.67)       (0.17)      (0.19)       (0.32)
                                            ----        -----        -----        -----       -----        -----
     Total from investment operations       0.61        (0.19)       (0.09)        0.26        0.27         0.31
                                            ----        -----        -----         ----        ----         ----
Less distributions:
   From investment income                  (0.21)       (0.19)       (0.58)       (0.43)      (0.46)       (0.67)
   From realized capital gains                 -            -            -            -           -        (0.23)
                                            ----         ----         ----         ----        ----        -----
     Total distributions                   (0.21)       (0.19)       (0.58)       (0.43)      (0.46)       (0.90)
                                           -----        -----        -----        -----       -----        -----
Net asset value, end of year             $  9.14      $  8.74      $  9.12      $  9.79     $  9.96      $ 10.15
                                         =======      =======      =======      =======     =======      =======
Total return                                7.02%       (2.07)%      (1.06)%       2.66%       2.71%        3.03%

Net assets, end of year ($000)           $ 3,596      $ 4,148      $ 5,895      $ 7,172     $ 7,976      $ 7,500
Ratio of expenses to average net assets     2.10%b*      1.89%*       1.67%*       1.65%*      1.57%*       1.50%
Ratio of net income to average net assets   4.35%b       2.16%        5.78%        4.27%       4.52%        5.93%

Portfolio turnover rate                    33.65%      336.37%      675.32%      774.04%     435.08%      206.12%




                              GROWTH & INCOME FUND
                 (for a share outstanding throughout the period)
                            Year Ended September 30,



                                          2003(a)        2002         2001         2000        1999         1998
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of year       $  7.03      $  7.41      $ 10.11      $ 10.34     $  9.87      $ 12.96
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income (loss)            (0.03)       (0.04)        0.11         0.13        0.08         0.32
   Net gains or losses on securities
     (realized and unrealized)             (0.34)       (0.31)       (1.75)        0.44        1.40        (0.17)
                                           -----        -----        -----         ----        ----        -----
     Total from investment operations      (0.37)       (0.35)       (1.64)        0.57        1.48         0.15
                                           -----        -----        -----         ----        ----         ----
Less distributions:
   From investment income                      -        (0.03)       (0.20)       (0.02)      (0.15)       (0.27)
   From realized capital gains                 -            -        (0.86)       (0.78)      (0.86)       (2.97)
                                           -----        -----        -----        -----       -----        -----
     Total distributions                       -        (0.03)       (1.06)       (0.80)      (1.01)       (3.24)
                                           -----        -----        -----        -----       -----        -----
Net asset value, end of year             $  6.66      $  7.03      $  7.41      $ 10.11     $ 10.34      $  9.87
                                         =======      =======      =======      =======     =======      =======

Total return                              (5.26)%       (4.78)%     (17.46)%       4.96%      13.61%        2.99%

Net assets, end of year ($000)           $ 9,493      $10,653      $12,855      $ 8,323     $ 8,762      $ 8,518
Ratio of expenses to average net assets     2.05%b*      1.96%*       2.02%        1.81%       1.79%        1.75%
Ratio of net income (loss) to average
  net assets                               (0.78)%b     (0.55)%       1.57%        1.23%       0.68%        2.61%

Portfolio turnover rate                   286.20%      413.29%      414.07%      371.80%     276.73%      280.78%

(a) Six months ended March 31, 2003 (Unaudited) (b) Annualized * Prior to reimbursement from advisor

                 See Accompanying Notes to Financial Statements

                              MERRIMAN MUTUAL FUNDS
                        FINANCIAL HIGHLIGHTS (continued)



                              LEVERAGED GROWTH FUND
                     (for a share outstanding throughout the
                                     period)
                            Year Ended September 30,



                                           2003(a)       2002         2001         2000        1999         1998
                                           -------       ----         ----         ----        ----         ----
Net asset value, beginning of year       $  7.53      $  8.09      $ 12.96      $ 12.57     $ 10.66      $ 14.85
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income (loss)            (0.05)       (0.08)        0.04         0.32       (0.06)        0.06
   Net gains or losses on securities
     (realized and unrealized)             (0.78)       (0.41)       (2.59)        1.65        2.63        (1.18)
                                           -----        -----        -----         ----        ----        -----
     Total from investment operations      (0.83)       (0.49)       (2.55)        1.97        2.57        (1.12)
                                           -----        -----        -----         ----        ----        -----
Less distributions:
   From investment income                      -         (0.07)      (0.28)           -           -        (0.06)
   From realized capital gains                 -             -       (2.04)       (1.58)      (0.66)       (3.01)
                                           -----         -----       -----        -----       -----        -----
     Total distributions                       -         (0.07)      (2.32)       (1.58)      (0.66)       (3.07)
                                           -----         -----       -----        -----       -----        -----
Net asset value, end of year             $  6.70       $  7.53     $  8.09      $ 12.96     $ 12.57      $ 10.66
                                         =======       =======     =======      =======     =======      =======
Total return                              (11.02)%       (6.12)%    (22.70)%      14.67%      24.33%       (6.71)%

Net assets end of year($000)             $15,610       $18,965     $22,458      $20,704     $18,754      $15,488
Ratio of expenses to average net
  assets (a)                                2.60%c*       2.26%*      2.11%*       1.88%       2.60%        3.13%
Ratio of net income (loss) to average
  net assets                               (1.39)%c      (0.95)%      1.06%        2.26%      (0.46)%       0.46%

Portfolio turnover rate                   186.24%       515.83%     627.91%      440.73%     307.56%      351.46%


(a)  Six months ended March 31, 2003 (Unaudited)
(b) Expenses include interest expense of 0.53%, 0.25%, 0.20%, 0.14%, 0.83%, and 1.38% for 2003, 2002, 2001, 2000, 1999, and 1998, respectively.
(c)  Annualized
*  Prior to reimbursement from advisor






     INFORMATION RELATING TO OUTSTANDING DEBT DURING THE PERIOD SHOWN BELOW.


                                                          Average              Average Number
                               Amount of Debt         Amount of Debt              of Shares            Average Amount of
                               Outstanding at           Outstanding              Outstanding            Debt per Share
Period ended                   End of Period        During the Period        During the Period        During the Period
------------                   -------------        -----------------        -----------------        -----------------
March 31, 2003 (Unaudited)      $        -             $1,787,363                2,406,287                  $0.74

September 30, 2002              $        -             $  783,534                2,617,095                  $0.30

September 30, 2001              $        -             $  335,068                1,862,545                  $0.18

September 30, 2000              $        -             $  196,311                1,585,622                  $0.12

September 30, 1999              $        -             $1,708,403                1,475,597                  $1.16

September 30, 1998              $        -             $2,521,205                1,403,276                  $1.80


                 See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)



NOTE 1 - ORGANIZATION

     Merriman High Yield Bond Fund, Merriman Growth & Income Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the High Yield Bond Fund are high income with some consideration to growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

     Capital loss carry forwards, as of September 30, 2002, available to offset furture capital gains, if any, are as follows:

                                                    EXPIRING
    FUND                                  AMOUNT     THROUGH
    ----                                  ------     -------
    Merriman High Yield Bond Fund       $594,693      2010
    Merriman Growth & Income Fund      1,620,689      2010
    Merriman Leveraged Growth Fund     4,940,955      2010



C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                        High Yield Bond      Other Two
                                             Fund              Funds

         On the first $250 million1          .000%             1.250%
         On the next $250 million            .875%             1.125%
         On all above $500 million           .750%             1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $30 million in net assets, 1.5% on the next $70 million, and 1% of net assets over $100 million for the Merriman Growth & Income Fund and Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman High Yield Bond Fund.

For the six months ended March 31, 2003, the Advisor made expense reimbursements in the amount of $11,207 to the Merriman High Yield Bond Fund, $2,270 to the Merriman Growth & Income Fund and $5,037 to the Merriman Leveraged Growth Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year (included in interest expense) to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at March 31, 2003 was $0.

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

NOTE 5 - CAPITAL SHARES

     At March 31, 2003, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               MERRIMAN HIGH YIELD BOND FUND                  MERRIMAN GROWTH & INCOME FUND
                               -----------------------------                  -----------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 2003            SEPTEMBER 30,          MARCH 31, 2003          SEPTEMBER 30,
                          (UNAUDITED)                 2002                 (UNAUDITED)               2002
                          -----------                 ----                 -----------               ----
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold...........   5,880  $  52,573      32,112  $  284,116      59,873   $ 413,519      124,082  $916,307
Shares issued in
   reinvestment  of
   distributions......   3,027     26,906      11,428     101,682           -           -        5,903    44,629
                         -----     ------      ------     -------                                -----    ------
                         8,907     79,479      43,540     385,798      59,873     413,519      129,985   960,936
Shares redeemed....... (90,159)  (802,312)   (214,891 )(1,911,912)   (348,305) (1,025,800)    (348,305)(2,575,294)
                       -------   --------    --------  ----------    --------  ----------     -------- ----------
Net decrease.......... (81,252) $(722,833)   (171,351 )$(1,526,114)  (288,432)  $(612,281)    (218,320)$(1,614,358)
                       =======  =========    ========  ===========   ========   =========     ======== ===========


                              MERRIMAN LEVERAGED GROWTH FUND
                        SIX MONTHS ENDED            YEAR ENDED
                        MARCH 31, 2003            SEPTEMBER 30,
                          (UNAUDITED) 2002
                          -----------                 ----
                         SHARES    VALUE        SHARES      VALUE
                         ------    -----        ------      -----
Shares sold........... 401,061   $2,901,662     968,037  $ 7,506,679
Shares issued in
   reinvestment of
   distributions......       -            -      22,616      188,840
                        ------   ----------      ------      -------
                       401,061    2,901,662     990,653    7,695,519
Shares redeemed.......(591,571)  (4,269,920) (1,247,478)  (9,785,131)
                      --------   ----------  ----------   ----------
Net decrease..........(190,510) $(1,368,258)   (256,825) $(2,089,612)
                      ========  ===========    ========  ===========




NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the six months ended March 31, 2003 were as follows:

                                              Purchases        Sales
                                              ---------        -----

   Merriman High Yield Bond Fund...........$ 3,238,216     $   797,708
   Merriman Growth & Income Fund............14,718,979      11,844,373
   Merriman Leveraged Growth Fund...........37,186,598      29,723,846


                 See Accompanying Notes to Financial Statements

                              TRUSTEES AND OFFICERS
                                   (Unaudited)

     The business of the Funds is managed by the Board of Trustees under Massachusetts law. The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Some officers and Trustees of the Trust are also officers and control persons of the Funds' investment manager, as shown below.


                                                                                          NUMBER OF
                                                                     PRINCIPAL          PORTFOLIOS IN     OTHER
                                             TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX  DIRECTORSHIPS
    NAME, ADDRESS              POSITION(S)    AND LENGTH OF         DURING THE           OVERSEEN BY     HELD BY
       AND AGE               HELD WITH FUND    TIME SERVED        PAST FIVE YEARS         DIRECTOR      DIRECTOR
DAVID A. EDERER, Age 60          Trustee         2-22-88 to     Since 1974, Managing            3      Mr. Ederer
4919 NE Laurelcrest Lane                         Present        Partner of D.A. Ederer                 serves as a
Seattle, WA 98105                                               Company, a private                     member of
                                                                investment company. In                 The Board of
                                                                connection therewith, Mr.              Cascade
                                                                Ederer serves as an                    Natural Gas,
                                                                Executive Officer and holds            Inc. (1990 to
                                                                a substantial ownership position       Present)
                                                                in numerous industrial and
                                                                service companies.

PAUL A. MERRIMAN, Age 59 *    President and      2-22-88 to     Since 1983, Presdient and Chief 3      None
1200 Westlake Ave N, Suite 700   Trustee         Present        Executive Officer of Merriman
Seattle, WA 98109                                               Capital Management, Inc. an
                                                                investment advisory firm.  Since
                                                                October 1987, General Partner of
                                                                Merriman Investment Management
                                                                Company, the Trust's Investment
                                                                Manager, whose advisory contract
                                                                was assigned to Merriman Capital
                                                                Management, Inc., an affiliated
                                                                company, on January 1, 2002.

WILLIAM L. NOTARO, Age 61 *  Executive Vice      2-22-88 to     Since 1981, owner of Wm. L. Notaro     3  None
35011 Rhododendron Dr SE  President, Secretary,  Present        & Company, a Seattle Investment
Snoqualmie, WA  98065      Treasurer & Trustee                  Advisory firm.  Since October 1987
                                                                Exec. Vice
                                                                President and
                                                                Chief Operating
                                                                Officer of
                                                                Merriman
                                                                Investment
                                                                Management
                                                                Company, The
                                                                Trust's
                                                                Investment
                                                                Manager, whose
                                                                advisory
                                                                contract was
                                                                assigned to
                                                                Merriman Capital
                                                                Management, Inc.
                                                                on January 1,
                                                                2002.

BEN W. REPPOND, Age 56           Trustee         2-22-88 to     Since 1981, General Manager and 3      None
13217 9th Avenue NW                              Present        Chief Executive Officer, Benefit Port
Seattle, WA 98177                                               NW, an insurance brokerage firm.

DONALD E. WEST, Age 72           Trustee         10-21-98 to    Retired Boeing Company Management      3  None
4655 - 90th Avenue SE                            Present        Engineer.
Mercer Island, WA 98040

* Trustees deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                 See Accompanying Notes to Financial Statements

GRAPHIC OMITTED   MERRIMAN
                  INVESTMENT TRUST
                  1200 Westlake Avenue North Suite 700
                  Seattle, Washington  98109
                  1-800-423-4893